Expense Example {- Fidelity® Magellan® Fund} - 03.31 Fidelity Magellan Fund Retail PRO-07 - Fidelity® Magellan® Fund - Fidelity Magellan Fund-Retail Class	May 29, 2021 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978